Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, D.C. 20005
WRITER’S DIRECT DIAL NUMBER: (202) 508-4732
February 26, 2010
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: BB&T Variable Insurance Funds: File Nos. 333-121205 and 811-21682
           Post-Effective Amendment No. 10 to the Registration Statement
Dear Sir or Madam:
     On behalf of BB&T Variable Insurance Funds (the “Trust”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for filing is a conformed copy of Post-Effective Amendment No. 10 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 11 under the 1940 Act on Form N-1A. Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by BB&T for five years.
     If you have any questions concerning this filing, please call me at (202) 508-4732.

Sincerely,
/s/ Molly Moore
Molly Moore